Revenue (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2018 INR (₨)		Mar. 31, 2018 USD ($)	[4]	Mar. 31, 2017 INR (₨)		Mar. 31, 2016 INR (₨)
Revenue [abstract]
Sales		₨ 138,022				₨ 138,663		₨ 152,476
Service income		1,534				1,536		1,466
License fees	[1]	2,472				610		766
Revenue		142,028	[2],[3]	$ 2,181		140,809	[2],[3]	154,708	[2],[3]
Excise duty included in revenues		₨ 173				₨ 939		₨ 842

[1]	License fees for the year ended March 31, 2018 primarily includes out-licensing revenue from Encore Dermatology Inc. Refer to Note 35 of these consolidated financial statements for further details.
[2]	Effective July 1, 2017, a Goods and Services Tax ("GST") was introduced in India, replacing the excise duty and various other taxes. Following the principles of IAS 18, revenues from operations are disclosed net of GST. For periods prior to July 1, 2017, the excise duty amount was recorded as part of revenues with a corresponding amount recorded in the cost of revenues. Accordingly, revenues and cost of revenues for the year ended March 31, 2018 are not comparable with those of the previous years presented. Tabulated below are the details of excise duty included in revenues: For the Year Ended March 31, 2018 2017 2016 Excise duty included in revenues Rs. 173 Rs. 939 Rs. 842
[3]	Revenues for the year ended March 31, 2018 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.5,492 (as compared to Rs.6,181 and Rs.5,447 for the years ended March 31, 2017 and 2016, respectively).
[4]	Unaudited convenience translation into U.S.$(See Note 2(d))